Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Details of Associates
Details of associates that are material to the Group as at December 31, 2020 and 2021, are as
follows:

	Percentage of ownership (%)		Location	Closing month
	December 31, 2020	December 31, 2021
Korea Information & Technology Fund	33.3%	33.3%	Korea	December
KT-IBKC Future Investment Fund 1 1	50.0%	50.0%	Korea	December
K Bank	34.0%	33.7%	Korea	December
Hyundai Robotics Co., Ltd. 2	10.0%	10.0%	Korea	December
K-REALTY CR REITs No.1	23.3%	30.1%	Korea	December

1
At the end of the reporting period, although the Group owns 50% ownership, the equity method of accounting has been applied as the Group, which is a limited partner of the investment fund, because the Group cannot participate in determining the operating and financial policies.

2
At the end of the reporting period, although the Group has less than 20% ownership in ordinary share, this entity is included in investments in associates as the Group has a significant influence in determining the operating and financial policies.

Summary of Changes in Investments in Associates and Joint Ventures
Changes in investments in associates and joint ventures for the years ended December 31, 2020 and 2021, are as follows:

	2020
(In millions of Korean won)	Beginning		Acquisition (Disposal)		Share of net profit from associates and joint ventures 1		Others		Ending
Korea Information & Technology Fund	￦	163,975	￦	—	￦	12,205	￦	(6,025)	￦	170,155
KT-IBKC Future Investment Fund 1		14,100		—		2,090		—		16,190
KT-CKP New Media Investment Fund		134		(134)		—		—		—
K Bank		45,158		195,011		(30,209)		(1,688)		208,272
Hyundai Robotics Co., Ltd.		—		50,000		(64)		1,000		50,936
Others 1		44,293		28,400		34,298		5,337		112,328

	￦	267,660	￦	273,277	￦	18,320	￦	(1,376)	￦	557,881

	2021
(In millions of Korean won)	Beginning		Acquisition (Disposal)		Share of net profit from associates and joint ventures 1		Others 2		Ending
Korea Information & Technology Fund	￦	170,155	￦	—	￦	16,702	￦	(7,922)	￦	178,935
KT-IBKC Future Investment Fund 1		16,190		(5,700)		1,591		—		12,081
K Bank 2		208,272		424,957		5,809		192,699		831,737
Hyundai Robotics Co., Ltd.		50,936		—		(2,373)		162		48,725
K-REALTY CR REITs No.1		31,088		—		75,676		(39,106)		67,658
Others 1		81,240		57,691		18,769		(8,407)		149,293

	￦	557,881	￦	476,948	￦	116,174	￦	137,426	￦	1,288,429

1
KT investment Co., Ltd., a subsidiary of the Group, recognized its share in net profit from associates and joint ventures as operating revenue and expense. These include its share in net gain from associates and joint ventures of
￦
113 million (2019: net gain of
￦
52 million, 2020: net gain of
￦
279 million) recognized as operating revenue during the period.

2
The amount includes the amount increased as derivatives liabilities were borne by shareholders’ agreements between financial investors participating in the paid-in
capital increase of K Bank during the current period (Note 7).

Summary of Financial Information of Associates and Joint Ventures
Summarized financial information of associates and joint ventures that are material to the Group as at and for the years ended December 31, 2020 and 2021, is as follows:

(In millions of Korean won)	December 31, 2020
	Current assets		Non-current assets		Current liabilities		Non-current liabilities
Korea Information & Technology Fund	￦	107,652	￦	402,812	￦	—	￦	—
KT-IBKC Future Investment Fund 1		32,379		—		—		—
K Bank		4,255,620		74,193		3,752,838		88,155
Hyundai Robotics Co., Ltd.		315,886		125,619		80,615		59,324

(In millions of Korean won)	December 31, 2021
	Current assets		Non-current assets		Current liabilities		Non-current liabilities

Korea Information & Technology Fund	￦	117,172	￦	419,632	￦	—	￦	—
KT-IBKC Future Investment Fund 1		24,163		—		—		—
K Bank		13,263,658		70,362		11,594,316		2,467
Hyundai Robotics Co., Ltd.		308,776		120,221		91,637		57,899
K-REALTY CR REITs No.1		208,825		—		—		—

(In millions of Korean won)	2020
	Operating revenue		Profit (loss) for the year		Other comprehensive income(loss)		Total comprehensive income(loss)		Dividends received from associates

Korea Information & Technology Fund	￦	54,473	￦	36,615	￦	9,647	￦	46,262	￦	9,241
KT-IBKC Future Investment Fund 1		6,551		4,179		—		4,179		—
K Bank		80,301		(105,374)		(1,126)		(106,500)		—
Hyundai Robotics Co., Ltd.		195,311		(642)		11,573		10,931		—

(In millions of Korean won)	2021
	Operating revenue		Profit (loss) for the year		Other comprehensive income(loss)		Total comprehensive income(loss)		Dividends received from associates

Korea Information & Technology Fund	￦	58,791	￦	50,107	￦	(6,847)	￦	43,260	￦	5,640
KT-IBKC Future Investment Fund 1		5,912		3,184		—		3,184		—
K Bank		287,775		21,728		(28,211)		(6,483)		—
Hyundai Robotics Co., Ltd.		189,255		(23,730)		1,977		(21,753)		—
K-REALTY CR REITs No.1		425,363		180,437		—		180,437		40,142

Summary of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures
Details of a reconciliation of the summarized financial information to the carrying amount of interests in the associates and joint ventures that are material to the Group as at and for the years end December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020
	Net assets (a)		Percentage of ownership (b)	Share in net assets (c)=(a)x(b)		Intercompany transaction and others (d)		Book amount (c)+(d)

Korea Information & Technology Fund	￦	510,464	33.30%	￦	170,155	￦	—	￦	170,155
KT-IBKC Future Investment Fund 1		32,379	50.00%		16,190		—		16,190
K Bank		488,819	34.00%		166,198		42,074		208,272
Hyundai Robotics Co., Ltd.		301,566	10.00%		30,157		20,779		50,936

(In millions of Korean won)	December 31, 2021
	Net assets (a)		Percentage of ownership (b)	Share in net assets (c)=(a)x(b)		Intercompany transaction and others (d)		Book amount (c)+(d)
Korea Information & Technology Fund	￦	536,804	33.33%	￦	178,935	￦	—	￦	178,935
KT-IBKC Future Investment Fund 1		24,163	50.00%		12,081		—		12,081
K Bank		1,737,237	33.72%		585,837		245,900		831,737
Hyundai Robotics Co., Ltd.		279,461	10.00%		27,946		20,779		48,725
K-REALTY CR REITs No.1		208,825	30.05%		62,752		4,906		67,658